SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 4
2026 and thereafter
Total	$ 4	$ 33